Benefit Plans, Weighted Average Actuarial Assumptions (FY) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member] | U.S. Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.10%	3.80%	4.50%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	4.10%	3.80%
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.30%	3.10%	4.20%
Expected long-term rate of return on plan assets	6.20%	6.20%	6.30%
Rate of compensation increases	2.90%	3.00%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.30%	3.30%	3.10%
Rate of compensation increases	2.80%	2.90%	3.00%
Other Postretirement Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.70%	4.50%	5.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.70%	4.70%	4.50%